TAXES BASED ON INCOME - Unrecognized Tax Benefits (Details) - USD ($) $ in Millions	Jan. 01, 2022	Jan. 02, 2021	Dec. 28, 2019
Taxes Based on Income
Unrecognized tax benefits	$ 74.0	$ 72.0	$ 69.9
Unrecognized tax benefits, if recognized, would reduce annual effective income tax rate	68.0	63.0
Accrued interest and penalties for uncertain tax positions, net of tax benefit	$ 19.0	$ 22.0